Goodwill and intangible assets - Goodwill (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and intangible assets [Abstract]
Balance at beginning of year	$ 37,946	$ 37,946
Balance at end of year	$ 37,946	$ 37,946